Investment Portfolio
(UNAUDITED) | 07.31.2020
CARILLON REAMS UNCONSTRAINED BOND FUND
CORPORATE BONDS - 49.4%	Principal Amount	Value
Aerospace & defense - 1.5%
The Boeing Co.,
2.30%, 08/01/21	$2,910,000	$2,928,354
2.95%, 02/01/30	940,000	901,954
3.60%, 05/01/34	6,415,000	6,198,677
5.15%, 05/01/30	3,840,000	4,205,451
Air freight & logistics - 0.3%
United Parcel Service, Inc., 5.20%, 04/01/40	1,825,000	2,660,227
Airlines - 4.3%
American Airlines, Pass Through Trust,
Series 2013-1, Class A, 4.00%, 01/15/27	3,785,949	3,128,524
Series 2013-2, Class A, 4.95%, 07/15/24	2,315,560	1,878,630
Series 2014-1, Class A, 3.70%, 04/01/28	722,620	603,470
Series 2015-1, Class A, 3.38%, 11/01/28	733,568	613,508
Continental Airlines, Pass Through Trust, Series 2007-1, Class A, 5.98%, 10/19/23	1,529,989	1,464,768
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 12/10/29	14,940,000	14,289,326
Southwest Airlines Co.,
5.13%, 06/15/27	3,960,000	4,154,904
5.25%, 05/04/25	4,460,000	4,776,602
United Airlines, Pass Through Trust, Series 2014-1, Class A, 4.00%, 10/11/27	698,456	634,503
US Airways, Pass Through Trust,
Series 2010-1, Class A, 6.25%, 10/22/24	3,198,398	2,809,526
Series 2012-1, Class A, 5.90%, 04/01/26	2,847,602	2,651,184
Series 2012-2, Class A, 4.63%, 12/03/26	1,218,485	1,005,436
Series 2013-1, Class A, 3.95%, 05/15/27	1,677,589	1,401,232
Auto manufacturers - 11.1%
American Honda Finance Corp., 0.88%, 07/07/23	7,385,000	7,456,663
BMW US Capital LLC, 144A, 4.15%, 04/09/30	3,280,000	3,907,140
Daimler Finance North America LLC,
144A, 2.30%, 02/12/21	5,815,000	5,864,460
144A, 3.00%, 02/22/21	3,795,000	3,839,714
144A, 3.35%, 05/04/21	8,745,000	8,901,618
Ford Motor Credit Co., LLC,
3.20%, 01/15/21	7,780,000	7,780,000
3.81%, 10/12/21	3,680,000	3,717,683
4.27%, 01/09/27	2,570,000	2,609,321
General Motors Financial Co., Inc.,
2.90%, 02/26/25	2,525,000	2,612,699
3.55%, 04/09/21	7,110,000	7,220,371
4.00%, 01/15/25	4,680,000	4,980,727
4.30%, 07/13/25	2,675,000	2,914,037
4.35%, 04/09/25	3,790,000	4,092,783
4.35%, 01/17/27	4,125,000	4,465,804
5.10%, 01/17/24	10,165,000	11,154,191
5.25%, 03/01/26	2,800,000	3,167,777
Hyundai Capital America, 144A, 6.38%, 04/08/30	11,025,000	13,917,203
Volkswagen Group of America Finance LLC, 144A, 2.70%, 09/26/22	3,645,000	3,788,126
Banks - 12.2%
Bank of America Corp.,
(Fixed until 02/13/30, then 3 Month LIBOR USD + 0.99%), 2.50%, 02/13/31	14,320,000	15,214,506
(Fixed until 04/23/26, then3 Month LIBOR USD + 1.06%), 3.56%, 04/23/27	11,830,000	13,249,541
(Fixed until 03/20/50, then 3 Month LIBOR USD + 3.15%), 4.08%, 03/20/51	5,260,000	6,872,504
Citigroup, Inc.,
(3 Month LIBOR USD + 0.95%), 1.21%, 07/24/23	1,415,000	1,421,404
(Fixed until 01/29/30, then SOFR + 1.15%), 2.67%, 01/29/31	15,680,000	16,759,011
(Fixed until 03/31/30, then SOFR + 3.91%), 4.41%, 03/31/31	8,360,000	10,188,282
JPMorgan Chase & Co.,
(Fixed until 10/15/29, then SOFR + 1.51%), 2.74%, 10/15/30	13,390,000	14,606,498
(Fixed until 03/24/30, then SOFR + 3.79%), 4.49%, 03/24/31	5,525,000	6,851,018
Wells Fargo & Co.,
(Fixed until 02/11/30, then 3 Month LIBOR USD + 1.00%), 2.57%, 02/11/31	4,805,000	5,099,663
(Fixed until 04/04/30, then 3 Month LIBOR USD + 3.77%), 4.48%, 04/04/31	18,025,000	22,131,506
Beverages - 1.0%
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 06/01/40	7,365,000	8,865,937
Capital markets - 0.8%
Morgan Stanley (Fixed until 04/01/30, then SOFR + 3.12%), 3.62%, 04/01/31	2,900,000	3,391,200
UBS Group AG (Fixed until 01/30/26, then 1 Year CMT Rate + 1.08%), 144A, 1.36%, 01/30/27	4,095,000	4,131,867
Chemicals - 0.3%
DuPont de Nemours, Inc., 2.17%, 05/01/23	2,815,000	2,871,463
Consumer finance - 1.0%
Ally Financial, Inc., 5.80%, 05/01/25	8,250,000	9,561,095
Diversfied financial services - 1.4%
AerCap Ireland Capital DAC, 4.63%, 10/30/20	2,910,000	2,922,697
GE Capital International Funding Co., 4.42%, 11/15/35	9,310,000	9,622,725
Diversified telecommunication services - 1.5%
AT&T, Inc.,
2.75%, 06/01/31	5,625,000	6,021,120
3.50%, 06/01/41	7,500,000	8,138,444

Electric - 0.8%
Consolidated Edison Co. of New York, Inc.,
3.35%, 04/01/30	1,230,000	1,440,498
3.95%, 04/01/50	1,625,000	2,083,689
Exelon Generation Co. LLC, 3.25%, 06/01/25	3,340,000	3,686,783
Electric utilities - 1.1%
Edison International, 4.95%, 04/15/25	750,000	834,113
Pacific Gas and Electric Co., 1.75%, 06/16/22	8,895,000	8,928,121
Hotels, restaurants & leisure - 1.1%
Carnival Corp., 144A, 11.50%, 04/01/23	9,360,000	10,185,271
Industrial conglomerates - 0.9%
General Electric Co.,
3.63%, 05/01/30	3,600,000	3,643,486
4.25%, 05/01/40	4,800,000	4,914,591
Insurance - 0.4%
Protective Life Global Funding, 144A, 1.08%, 06/09/23	3,905,000	3,964,855
Media - 0.7%
ViacomCBS, Inc., 4.95%, 01/15/31	5,150,000	6,220,155
Oil & gas - 1.2%
BP Capital Markets America, Inc., 3.63%, 04/06/30	9,690,000	11,241,750
Oil, gas & consumable fuels - 4.4%
Energy Transfer Operating LP, 4.05%, 03/15/25	4,562,000	4,806,373
Equinor ASA, 3.13%, 04/06/30	9,805,000	11,163,034
Exxon Mobil Corp., 3.48%, 03/19/30	7,230,000	8,487,842
Hess Corp., 4.30%, 04/01/27	1,120,000	1,179,618
Marathon Oil Corp., 2.80%, 11/01/22	2,505,000	2,536,583
Marathon Petroleum Corp.,
3.80%, 04/01/28	1,815,000	1,997,597
4.70%, 05/01/25	2,760,000	3,139,906
Suncor Energy, Inc., 3.10%, 05/15/25	2,120,000	2,307,184
TransCanada PipeLines Ltd., 4.10%, 04/15/30	4,630,000	5,468,360
Pipelines - 0.3%
Enterprise Products Operating LLC, 2.80%, 01/31/30	2,790,000	2,988,315
Software - 0.6%
Oracle Corp., 3.60%, 04/01/40	4,375,000	5,177,305
Tobacco - 1.8%
Altria Group, Inc., 4.80%, 02/14/29	9,810,000	11,821,758
Reynolds American, Inc., 4.45%, 06/12/25	4,230,000	4,811,160
Transportation - 0.7%
FedEx Corp., Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	6,620,000	6,686,200
Total corporate bonds (cost $412,851,132)		456,331,621

MORTGAGE AND ASSET-BACKED SECURITIES - 9.9%
Asset-backed securities - 3.7%
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-2A, Class A, 144A, 2.63%, 12/20/21	3,662,500	3,666,241
Series 2019-1A, Class A, 144A, 3.45%, 03/20/23	5,520,000	5,547,423
Countrywide Asset-Backed Certificates, Series 2006-S10, Class A3 (1 Month LIBOR USD + 0.32%), 0.49%, 10/25/36	809,979	725,244
Hertz Vehicle Financing II LP,
Series 2015-3A, Class A, 144A, 2.67%, 09/25/21	1,847,135	1,846,743
Series 2016-2A, Class A, 144A, 2.95%, 03/25/22	4,288,422	4,291,560
Series 2016-4A, Class A, 144A, 2.65%, 07/25/22	2,628,739	2,632,824
Series 2017-1A, Class A, 144A, 2.96%, 10/25/21	8,849,020	8,856,025
Series 2018-1A, Class A, 144A, 3.29%, 02/25/24	621,276	621,464
Series 2019-1A, Class A, 144A, 3.71%, 03/25/23	4,546,094	4,542,402
Home Equity Loan Trust, Series 2006-HSA2, Class AI3, VR, 5.55%, 11/25/27	2,929,698	1,215,066
Commercial mortgage-backed securities - 5.1%
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A-3, 2.94%, 04/10/48	1,025,000	1,077,807
COMM Mortgage Trust,
Series 2012-CCRE4, Class ASB, 2.44%, 10/17/45	4,622,396	4,683,868
Series 2013-CCRE10, Class ASB, 3.80%, 08/10/46	1,156,746	1,203,797
GS Mortgage Securities Trust,
Series 2013-GCJ12, Class A3, 2.86%, 06/12/46	2,120,000	2,153,822
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	2,872,424	2,972,532
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class A-3, 3.51%, 05/17/45	4,329,780	4,481,018
Series 2012-LC9, Class ASB, 2.44%, 12/17/47	6,429,613	6,517,488
Series 2019-MFP, Class A, (1 Month LIBOR USD + 0.96%), 144A, 1.13%, 07/15/36	3,945,000	3,831,167
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.80%, 09/17/47	825,000	903,004
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class ASB, VR, 3.93%, 07/17/46	7,416,899	7,749,575
WFRBS Commercial Mortgage Trust,
Series 2012-C10, Class ASB, 2.45%, 12/15/45	3,341,859	3,391,242
Series 2013-C13, Class A3, 2.75%, 05/17/45	4,831,700	4,991,655
Series 2013-C15, Class ASB, 3.72%, 08/17/46	2,506,551	2,594,126
Series 2014-C21, Class A3, 3.43%, 08/16/47	952,588	960,828
Federal agency mortgage-backed obligations - 1.1%
Fannie Mae Pool,
Series 5796, Class AN, 3.03%, 06/01/27	4,095,000	4,444,937
Series 387770, 3.63%, 07/01/28	4,760,000	5,401,990
Total mortgage and asset-backed securities (cost $90,445,198)		91,303,848

FOREIGN GOVERNMENT BONDS - 0.6%
Israel Government International Bond, 3.88%, 07/03/50	4,560,000	5,674,920
Total foreign government bonds (cost $4,560,000)		5,674,920

U.S. TREASURIES - 0.1%
U.S. Treasury Notes, 0.63%, 05/15/30	1,140,000	1,149,218
Total U.S. Treasuries (cost $1,140,089)		1,149,218

SHORT-TERM INVESTMENTS - 22.9%
U.S. Treasury Bills,
ZCI, 0.12%, 10/15/20	186,400,000	186,365,037
ZCI, 0.16%, 09/17/20	25,000,000	24,997,226
Total short-term investments (cost $211,348,197)		211,362,263
Total investment portfolio (cost $720,344,616) - 82.9%		765,821,870
Other assets in excess of liabilities - 17.1%		157,943,528
Total net assets - 100.0%		$923,765,398

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

VR - Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect as of the date of this report.
ZCI - Zero coupon instrument. Rate disclosed is yield to maturity as of the date of this report.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments, forward contracts, and credit default swap contracts are categorized as Level 2 as of the date of this report.  The futures contracts are categorized as Level 1 with a total unrealized depreciation $4,069,785. The total value of Level 2 investments and credit default swaps as of the date of this report is $770,877,034. The forward contracts are categorized as Level 2 with a total unrealized appreciation of $195,786.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

CARILLON REAMS UNCONSTRAINED BOND FUND
FUTURES CONTRACTS - SHORT
(UNAUDITED) | 07.31.2020
Description	Expiration Date	Number of Contracts	Notional Value at Trade Date	Notional Value at July 31, 2020	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	9/30/2020	(2,094)	$(262,827,453)	$(264,105,750)	$(1,278,297)
10-Year U.S. Treasury Note	9/21/2020	(2,049)	(284,228,590)	(287,020,078)	(2,791,488)

Total futures contracts					$(4,069,785)

There is $291,646 of variation margin due to the broker from the Fund as of the date of this report.

CARILLON REAMS UNCONSTRAINED BOND FUND
SWAP CONTRACTS - CREDIT DEFAULT SWAPS
(UNAUDITED) | 07.31.2020

		Rating of							Premiums	Unrealized
	Reference	Reference Entity	Buy/Sell(a)	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Exchange	Entity	(Moody's/S&P)	Protection	Fixed Rate	Rate	Date	Value(b)	Value (c)	(Received)	(Depreciation)
Intercontinental Exchange	CDX North American Investment Grade Index Series 34	Baa2/BBB	Sell	Receive	1%/Quarterly	6/20/2025	$258,400,000	$3,779,255	$3,063,827	$715,428
Intercontinental Exchange	CDX North American High Yield Index Series 34	B2/B	Sell	Receive	5%/Quarterly	6/20/2025	43,005,000	1,275,909	191,793	1,084,116
Total swap contracts							$301,405,000	$5,055,164	$3,255,620	$1,799,544

There is $235,500 of variation margin due from the broker to the Fund as of the date of this report.

(a)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement referenced index.
(b)The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(c)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

CARILLON REAMS UNCONSTRAINED BOND FUND
FORWARD CONTRACTS
(UNAUDITED) | 07.31.2020
Currency to be Received		Currency to be Delivered		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
Mexican Peso	631,874,800	U.S. Dollar	28,017,067	9/17/2020	J.P. Morgan	$195,786
Total forward contracts						$195,786